Subsequent Events (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Apr. 19, 2018	Apr. 06, 2018	Feb. 26, 2018	May 21, 2017	Apr. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock issued during period							2,139,126	1,783,938
Number of shares granted					213,750			213,750	73,688
Option term								9 years 3 months 15 days
2013 Stock Option Plan [Member]
Common stock issued during period							257,124	750
2013 Equity Incentive Plan [Member]
Common stock issued during period									199,669
Number of shares granted				70,188
Share price per share				$ 1.56
Warrant [Member]
Conversion shares issued								1,434,000
Subsequent Event [Member]
Net of proceeds commissions and other offering expenses			$ 840,000
Subsequent Event [Member] | Year One [Member]
Number of shares granted		1,366
Subsequent Event [Member] | Year Two [Member]
Number of shares granted		4,097
Subsequent Event [Member] | Year Three [Member]
Number of shares granted		6,828
Subsequent Event [Member] | Year Four [Member]
Number of shares granted		15,021
Subsequent Event [Member] | Mr John Rice [Member] | May 31, 2018 [Member]
Number of shares granted							20,000
Subsequent Event [Member] | Mr John Rice [Member] | June 30, 2018 [Member]
Number of shares granted							20,000
Subsequent Event [Member] | Mr John Rice [Member] | July 31, 2018 [Member]
Number of shares granted							20,000
Subsequent Event [Member] | Mr John Rice [Member] | 2013 Stock Option Plan [Member]
Number of shares granted	20,000	20,000
Subsequent Event [Member] | Non-employee Directors One [Member] | 2013 Equity Incentive Plan [Member]
Number of shares granted		44,186
Subsequent Event [Member] | Non-employee Directors Two [Member] | 2013 Equity Incentive Plan [Member]
Number of shares granted		44,186
Subsequent Event [Member] | Non-employee Directors Three [Member] | 2013 Equity Incentive Plan [Member]
Number of shares granted		44,186
Subsequent Event [Member] | Non-employee Directors Four [Member] | 2013 Equity Incentive Plan [Member]
Number of shares granted		44,186
Subsequent Event [Member] | Ron Fisher [Member]
Number of shares granted		28,750
Option term		5 years
Options exercise price		$ 1.22
Subsequent Event [Member] | Private Placement [Member]
Warrant purchase of common stock			140,000
Exercise price of warrants			$ 1.47
Subsequent Event [Member] | Warrant [Member]
Warrant purchase of common stock			750,000
Exercise price of warrants			$ 1.47
Subsequent Event [Member] | Common Stock [Member]
Aggregation of purchase price			$ 1,000,000			$ 1,000,000
Subsequent Event [Member] | Option One [Member] | Mr John Rice [Member]
Share price per share		1.88
Subsequent Event [Member] | Option Two [Member] | Mr John Rice [Member]
Share price per share		1.54
Subsequent Event [Member] | Option Three [Member] | Mr John Rice [Member]
Share price per share		1.48
Subsequent Event [Member] | Option Four [Member] | Mr John Rice [Member]
Share price per share		$ 1.2580
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Common stock issued during period			1,000			1,000
Conversion shares issued			1,000,000			1,000,000